STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5%
Aerospace & Defense - 1.0%
Raytheon Technologies, Sr. Unscd. Notes	2.25	7/1/2030	3,000,000		3,181,252
The Boeing Company, Sr. Unscd. Notes	2.70	5/1/2022	5,000,000		5,111,633
				8,292,885
Agriculture - 1.4%
BAT Capital, Gtd. Notes	2.26	3/25/2028	4,000,000		4,131,322
BAT Capital, Gtd. Notes	3.56	8/15/2027	2,000,000		2,223,473
Bunge Finance, Gtd. Notes	4.35	3/15/2024	4,500,000		4,966,732
				11,321,527
Airlines - 2.0%
Air Canada Pass Through Trust, Notes, Ser. 2015-1, CI. A	3.60	3/15/2027	2,301,742	[a]	2,197,592
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,925,477		3,391,008
JetBlue Pass Through Trust, Notes, Ser. 2019-1, CI. A	2.95	5/15/2028	4,817,107		4,360,859
United Airlines Pass Through Trust, Notes, Ser. 2016-2, Cl. A	3.10	10/7/2028	7,375,837		6,471,824
				16,421,283
Automobiles & Components - 1.6%
Daimler Finance North America, Gtd. Notes	2.55	8/15/2022	4,000,000	[a]	4,135,792
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	1,000,000		1,123,475
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		3,225,300
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	3,100,000		3,177,021
General Motors Financial, Sr. Unscd. Notes	5.20	3/20/2023	1,000,000		1,097,400
				12,758,988
Banks - 21.8%
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, 3 Month LIBOR +.40%	4.00	1/4/2021	3,000,000	[b,c]	2,969,461
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	5,250,000		5,534,608
Bank of America, Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[c]	3,367,135
Bank of America, Sub. Notes	4.00	1/22/2025	4,000,000		4,477,925
Bank of Ireland Group, Sr. Unscd. Notes	4.50	11/25/2023	5,000,000	[a]	5,448,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Banks - 21.8% (continued)
Barclays, Sub. Notes	5.20	5/12/2026	7,000,000		8,120,665
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,725,125
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	5,727,378
Citigroup, Jr. Sub. Bonds, Ser. Q, 3 Month LIBOR +4.10%	4.32	2/15/2021	5,000,000	[b,c]	4,992,500
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		5,156,736
Citizens Financial Group, Sub. Bonds	3.75	7/1/2024	5,000,000		5,393,560
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	6,000,000		6,861,211
Credit Agricole, Sub. Notes	4.00	1/10/2033	6,500,000	[a]	7,227,013
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	6,000,000	[a]	6,275,253
Deutsche Bank, Sub. Notes	4.50	4/1/2025	7,500,000		8,023,252
HSBC Holdings, Sub. Notes	4.25	3/14/2024	6,250,000		6,856,439
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	5,000,000	[c]	5,256,104
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	3,000,000		3,386,587
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,000,000	[a,c,d]	3,423,018
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	3,500,000		3,943,003
M&T Bank, Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[c]	5,228,475
Morgan Stanley, Sub. Notes	4.88	11/1/2022	6,000,000		6,488,447
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a,c]	3,977,941
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	5,000,000		5,937,015
Santander UK Group Holdings, Sr. Unscd. Notes	4.80	11/15/2024	4,000,000		4,440,460
Societe Generale, Sub. Notes	4.75	11/24/2025	6,000,000	[a]	6,748,773
Standard Chartered, Sr. Unscd. Notes	3.79	5/21/2025	4,750,000	[a]	5,142,655
Synovus Bank, Sr. Unscd. Notes	2.29	2/10/2023	2,000,000		2,025,666
The Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2022	5,000,000	[c]	5,036,604
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	4,750,000		5,315,713
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		3,383,567
UniCredit, Sr. Unscd. Notes	6.57	1/14/2022	4,000,000	[a]	4,230,091
Westpac Banking, Sub. Notes	4.32	11/23/2031	6,000,000		6,791,036
Zions Bancorp, Sub. Notes	3.25	10/29/2029	3,550,000		3,651,365
				176,563,361
Beverage Products - 2.6%
Becle, Gtd. Notes	3.75	5/13/2025	6,000,000	[a]	6,508,317
Constellation Brands, Gtd. Notes	3.15	8/1/2029	3,000,000		3,335,209
Constellation Brands, Gtd. Notes	4.40	11/15/2025	3,000,000		3,491,801
Keurig Dr Pepper, Gtd. Notes	4.60	5/25/2028	4,000,000		4,846,316
Suntory Holdings, Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a]	3,135,472
				21,317,115

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.5% (continued)
Building Materials - .6%
CRH America Finance, Gtd. Notes	3.40	5/9/2027	4,730,000	[a] 5,256,779
Chemicals - 1.4%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,950,000	6,858,708
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	3,750,000	[a] 4,472,137
				11,330,845
Commercial & Professional Services - .7%
Global Payments, Sr. Unscd. Notes	3.20	8/15/2029	5,000,000	5,552,651
Consumer Discretionary - 2.9%
Hasbro, Sr. Unscd. Notes	3.90	11/19/2029	6,000,000	6,723,733
Leggett & Platt, Sr. Unscd. Notes	4.40	3/15/2029	2,000,000	2,285,755
Marriott International, Sr. Unscd. Notes	3.60	4/15/2024	4,000,000	4,231,725
NVR, Sr. Unscd. Notes	3.95	9/15/2022	5,000,000	5,261,159
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	4,000,000	4,906,950
				23,409,322
Consumer Durables & Apparel - .8%
Michael Kors USA, Gtd. Notes	4.50	11/1/2024	3,000,000	[a,d] 3,041,250
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000	3,059,660
				6,100,910
Diversified Financials - 4.1%
AerCap Global Aviation Trust, Gtd. Notes	4.45	10/1/2025	5,250,000	5,674,301
Aircastle, Sr. Unscd. Notes	4.25	6/15/2026	4,750,000	4,845,895
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/2023	3,000,000	[a] 3,270,997
BlueHub Loan Fund, Sr. Unscd. Bonds, Ser. 2020	3.10	1/1/2030	3,500,000	3,531,462
FS KKR Capital, Sr. Unscd. Notes	4.63	7/15/2024	4,000,000	4,153,454
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	3,185,940
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	3,000,000	3,376,501
The Community Preservation, Sr. Unscd. Bonds, Ser. 2020	2.87	2/1/2030	4,650,000	4,892,665
				32,931,215
Electronic Components - 1.6%
Arrow Electronics, Sr. Unscd. Notes	3.25	9/8/2024	2,000,000	2,156,558
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000	3,279,359
Avnet, Sr. Unscd. Notes	4.88	12/1/2022	3,000,000	3,227,573
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	3,975,000	4,395,052
				13,058,542
Energy - 6.3%
Andeavor, Gtd. Notes	4.75	12/15/2023	4,000,000	4,418,878
BP Capital Markets America, Gtd. Notes	3.63	4/6/2030	2,000,000	2,339,545

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Energy - 6.3% (continued)
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,750,000		5,516,101
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	4,000,000		4,198,352
Diamondback Energy, Gtd. Notes	4.75	5/31/2025	1,000,000		1,115,957
Enbridge, Gtd. Notes	4.25	12/1/2026	4,000,000		4,635,567
Energy Transfer Operating, Gtd. Bonds	5.50	6/1/2027	2,500,000		2,877,132
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	3,000,000		3,397,543
EQM Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	2,500,000		2,491,412
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	2,000,000		2,097,556
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	1,500,000		1,706,643
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	4,500,000		4,538,250
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	3,446,669
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,319,927
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		3,370,462
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000	[a]	2,205,176
				50,675,170
Environmental Control - .4%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,000,000		3,433,433
Financials - 1.6%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	4,000,000	[a]	4,410,994
Apollo Management Holdings, Gtd. Notes	4.95	1/14/2050	2,000,000	[a]	2,043,498
Carlyle Holdings Finance, Gtd. Notes	3.88	2/1/2023	5,921,000	[a]	6,303,644
				12,758,136
Food Products - 2.0%
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		2,195,133
Flowers Foods, Sr. Unscd. Notes	4.38	4/1/2022	5,500,000		5,672,400
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	3,285,954
Grupo Bimbo, Jr. Sub. Notes	5.95	7/17/2023	500,000	[a,c]	535,250
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	2,000,000		2,148,324
McCormick & Co., Sr. Unscd. Notes	3.15	8/15/2024	2,500,000		2,709,957
				16,547,018
Foreign Governmental - .7%
Saudi, Sr. Unscd. Notes	2.38	10/26/2021	2,700,000	[a]	2,743,429
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,915,025
				5,658,454

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.5% (continued)
Health Care - 5.5%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,500,000	5,121,863
Bristol-Myers Squibb, Sr. Unscd. Notes	3.90	2/20/2028	3,000,000	3,554,927
Cigna, Gtd. Notes	4.38	10/15/2028	3,500,000	4,208,665
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000	2,537,975
Dignity Health, Unscd. Notes	3.13	11/1/2022	5,000,000	5,201,902
HCA, Sr. Scd. Notes	4.13	6/15/2029	4,000,000	4,624,605
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	5,000,000	5,268,225
Montefiore Obligated Group, Unscd. Bonds, Ser. 18C	5.25	11/1/2048	5,000,000	5,906,992
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	2,000,000	[a] 2,026,148
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	5,000,000	6,227,179
				44,678,481
Industrial - 3.2%
Carlisle, Sr. Unscd. Notes	3.75	12/1/2027	4,000,000	4,541,091
Fluor, Sr. Unscd. Notes	4.25	9/15/2028	2,000,000	1,965,600
GATX, Sr. Unscd. Notes	3.25	9/15/2026	3,500,000	3,855,563
GATX, Sr. Unscd. Notes	3.25	3/30/2025	2,000,000	2,173,262
Hillenbrand, Gtd. Notes	5.00	9/15/2026	4,000,000	4,385,000
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	4,000,000	4,472,980
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	4,000,000	4,699,301
				26,092,797
Information Technology - 3.6%
Activision Blizzard, Sr. Unscd. Notes	3.40	9/15/2026	4,500,000	5,102,831
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	5,000,000	5,598,567
Citrix Systems, Sr. Unscd. Notes	4.50	12/1/2027	5,000,000	5,738,155
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,250,000	3,879,642
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	3,000,000	3,503,609
Fiserv, Sr. Unscd. Notes	2.75	7/1/2024	5,000,000	5,354,733
				29,177,537
Insurance - 3.1%
Assured Guaranty US Holdings, Gtd. Notes	5.00	7/1/2024	6,000,000	[d] 6,821,915
MetLife, Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	5,500,000	[c] 6,227,690
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,850,000	6,792,707
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	4,750,000	5,447,856
				25,290,168
Internet Software & Services - 1.5%
E*Trade Financial, Sr. Unscd. Notes	3.80	8/24/2027	3,750,000	4,298,801
eBay, Sr. Unscd. Notes	3.60	6/5/2027	4,500,000	5,092,858

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.5% (continued)
Internet Software & Services - 1.5% (continued)
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	2,500,000	[a] 2,844,875
				12,236,534
Materials - 1.1%
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	3,500,000	3,877,715
WRKCo, Gtd. Notes	4.00	3/15/2028	2,000,000	2,321,009
WRKCo, Gtd. Notes	4.65	3/15/2026	2,000,000	2,340,966
				8,539,690
Media - 1.6%
Discovery Communications, Gtd. Notes	3.95	3/20/2028	6,000,000	6,888,315
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000	5,705,875
				12,594,190
Metals & Mining - 1.2%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a] 4,628,373
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	2,000,000	[a] 2,229,501
Glencore Funding, Gtd. Notes	1.63	9/1/2025	3,000,000	[a] 3,046,144
				9,904,018
Municipal Securities - 2.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B1	1.85	6/1/2029	1,500,000	1,519,110
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000	4,051,250
Illinois, GO (Build America Bonds)	6.20	7/1/2021	220,000	224,261
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	2.63	6/15/2024	1,500,000	1,508,775
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,826,025
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	4,284,037
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	4,100,000	4,115,867
				18,529,325
Real Estate - 7.3%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000	3,814,923
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	2,000,000	2,331,729
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	5,000,000	6,048,912

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Real Estate - 7.3% (continued)
Brandywine Operating Partnership, Gtd. Notes	4.55	10/1/2029	4,000,000		4,354,779
CBRE Services, Gtd. Notes	4.88	3/1/2026	6,000,000		7,039,128
CubeSmart, Gtd. Notes	2.00	2/15/2031	1,500,000		1,494,415
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,250,000		4,216,457
Essex Portfolio, Gtd. Notes	3.25	5/1/2023	3,000,000		3,156,115
Healthcare Trust of America Holdings, Gtd. Notes	3.75	7/1/2027	4,000,000		4,491,384
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,250,000		3,671,474
Life Storage, Gtd. Notes	4.00	6/15/2029	5,000,000		5,789,290
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	3,000,000		3,211,979
Prologis, Sr. Unscd. Notes	3.25	10/1/2026	2,000,000		2,250,530
Spirit Realty, Gtd. Notes	4.00	7/15/2029	3,000,000		3,336,167
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	4,000,000		4,090,734
				59,298,016
Retailing - 3.0%
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	3,365,513
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	2,000,000		2,207,420
Dollar Tree, Sr. Unscd. Notes	4.00	5/15/2025	4,000,000		4,515,928
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000		3,897,257
O'Reilly Automotive, Sr. Unscd. Notes	3.90	6/1/2029	4,000,000	[d]	4,691,386
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	4,500,000		5,209,105
				23,886,609
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Cayman Finance, Gtd. Notes	3.88	1/15/2027	5,000,000		5,622,438
KLA, Sr. Unscd. Notes	4.10	3/15/2029	4,850,000		5,831,700
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	3,000,000		3,600,296
Microchip Technology, Sr. Scd. Notes	2.67	9/1/2023	2,000,000	[a]	2,097,859
Microchip Technology, Sr. Scd. Notes	4.33	6/1/2023	3,500,000		3,791,447
NXP, Gtd. Notes	4.88	3/1/2024	5,500,000	[a]	6,204,770
				27,148,510
Technology Hardware & Equipment - .5%
Dell International, Sr. Scd. Notes	8.10	7/15/2036	3,000,000	[a]	4,324,362
Telecommunication Services - 2.4%
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	4,750,000		5,654,583
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	5,000,000		5,481,442
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,150,000	[a]	4,764,781
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	3,000,000		3,825,341
				19,726,147

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Utilities - 3.3%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	2,000,000		2,189,301
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	4,000,000		4,378,483
CenterPoint Energy, Sr. Unscd. Notes	2.95	3/1/2030	3,000,000		3,286,294
Duquesne Light Holdings, Sr. Unscd. Notes	2.53	10/1/2030	1,000,000	[a]	1,023,473
Entergy, Sr. Unscd. Notes	2.95	9/1/2026	2,000,000		2,210,180
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	3,382,358
Mississippi Power, Sr. Unscd. Notes	3.95	3/30/2028	5,000,000		5,778,716
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	4,634,022
				26,882,827
Total Bonds and Notes (cost $715,125,501)			781,696,845
	Preferred Dividend Yield (%)
Preferred Stocks - 1.5%
Diversified Financials - .4%
Air Lease, Ser. A	6.15		120,000	[d]	3,151,200
Telecommunication Services - 1.1%
AT&T, Ser. A	5.00		320,000		8,659,200
Total Preferred Stocks (cost $11,000,000)			11,810,400
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,925,973)	0.10		11,925,973	[e]	11,925,973

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,726,352)	0.10		9,726,352	[e]	9,726,352
Total Investments (cost $747,777,826)			100.7%	815,159,570
Liabilities, Less Cash and Receivables			(0.7%)	(5,269,648)
Net Assets			100.0%	809,889,922

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $158,405,981 or 19.56% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $9,306,055 and the value of the collateral was $9,726,352.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	757,509,066	-	757,509,066
Equity Securities - Preferred Stocks	11,810,400	-	-	11,810,400
Foreign Governmental	-	5,658,454	-	5,658,454
Investment Companies	21,652,325	-	-	21,652,325
Municipal Securities	-	18,529,325	-	18,529,325

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $67,381,744, consisting of $70,628,836 gross unrealized appreciation and $3,247,092 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.